INCOME TAXES	12 Months Ended
Jan. 31, 2026
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 8 – INCOME TAXES

As of January 31, 2026, and 2025, the Company has net operating loss carry forwards of $1,726,961 and $1,311,365, respectively, which may be available to reduce future years’ taxable income through 2043. The Company’s net operating loss carry forwards may be subject to annual limitations, which could reduce or defer the utilization of the losses as a result of an ownership change as defined in Section 382 of the Internal Revenue Code.

The Company’s tax expense differs from the “expected” tax expense for Federal income tax purposes (computed by applying the United States Federal tax rate of 21% and state rate of 5% to loss before taxes for fiscal years 2026 and 2025), as follows:

	January 31,	January 31,
	2026	2025
Tax expense (benefit) at the statutory rate	$(335,674)	$(451,863)
State income taxes, net of federal income tax benefit	(79,922)	(107,586)
Change in valuation allowance	415,596	559,449
Total	$-	$-

The tax effects of the temporary differences between reportable financial statement income and taxable income are recognized as deferred tax assets and liabilities.

The tax years 2023 through 2026 remain open for examination by federal agencies and other jurisdictions in which it operates.

The tax effect of significant components of the Company’s deferred tax assets and liabilities at January 31, 2026, and 2025, are as follows:

	January 31,	January 31,
	2026	2025
Deferred tax assets:
Net operating loss carryforward	$1,726,961	$1,311,365
Timing differences	-	-
Total gross deferred tax assets	1,726,961	1,311,365
Less: Deferred tax asset valuation allowance	(1,726,961)	(1,311,365)
Total net deferred taxes	$-	$-

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment.

Because of the historical earnings history of the Company, the net deferred tax assets are offset by a 100% valuation allowance. The valuation allowance for the remaining net deferred tax assets was $1,726,961 and $1,311,365 as of January 31, 2026, and 2025, respectively.